SCHEDULE OF UNBILLED RECEIVABLES (CONTRACT ASSETS) (Details)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 HKD ($)	Dec. 31, 2024 HKD ($)	Dec. 31, 2023 HKD ($)
Product Information [Line Items]
Unbilled receivables (contract assets)	$ 202,289	$ 1,577,855	$ 2,609,173	$ 1,964,662
Unbilled receivables (contract assets), precentage	100.00%	100.00%	100.00%	100.00%
Maintenance and Support Services [Member]
Product Information [Line Items]
Unbilled receivables (contract assets)	$ 22,479	$ 175,340	$ 172,413	$ 1,878,008
Unbilled receivables (contract assets), precentage	11.10%	11.10%	6.60%	95.60%
IT Professional Services [Member]
Product Information [Line Items]
Unbilled receivables (contract assets)	$ 6,650	$ 51,866		$ 76,948
Unbilled receivables (contract assets), precentage	3.30%	3.30%		3.90%
Contracts With Multiple Promises [Member]
Product Information [Line Items]
Unbilled receivables (contract assets)	$ 173,160	$ 1,350,649	$ 2,436,760	$ 9,706
Unbilled receivables (contract assets), precentage	85.60%	85.60%	93.40%	0.50%